Interest Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interest Expense [Abstract]
Percentage of interest capitalised	3.00%	3.00%	3.00%